ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I STATEMENT OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating expenses:
Product development	$ 1,972,160	$ 2,692,884	$ 0
Selling and marketing	1,688,740	11,817,758	16,195,539
General and administrative	6,819,998	23,401,769	13,507,701
Total operating expenses	10,480,898	37,912,411	29,703,240
Loss from operations	(10,968,303)	(49,570,484)	(53,606,620)
Interest income	619,716	169,854	57,464
Interest expense	(618,504)	(1,119,429)	(31,134)
Other income	1,728,538	1,294,135	3
Net loss	(9,491,138)	(49,343,907)	(51,510,264)
Ku6 Media Co., Ltd. [Member]
Operating expenses:
Product development	278,168	603,879	150,584
Selling and marketing	30,773	(31,880)	160,231
General and administrative	1,119,757	2,433,905	4,072,134
Total operating expenses	1,428,698	3,005,904	4,382,949
Loss from operations	(1,428,698)	(3,005,904)	(4,382,949)
Interest income	349,525	112,416	9,404
Interest expense	0	(375,000)	0
Other income	0	0	205,043
Foreign exchange loss	(15,589)	(9)	(38,767)
Equity in losses of subsidiaries	(8,396,376)	(46,075,410)	(47,302,995)
Net loss	$ (9,491,138)	$ (49,343,907)	$ (51,510,264)